Average Annual Total Returns	12 Months Ended
Sep. 30, 2014
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.88%
Five Years	15.91%
Ten Years	10.25%
Inception Date	Aug. 14, 1995
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.95%
Five Years	15.98%
Ten Years	10.33%
Inception Date	Nov. 12, 2001
Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.31%
Five Years	10.96%
Ten Years	6.29%
Inception Date	Aug. 14, 1995
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.68%
Five Years	18.63%
Ten Years	8.31%
Inception Date	Aug. 14, 1995
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.09%
Five Years	18.64%
Since Inception	7.32%
Inception Date	Apr. 24, 2006
Return After Taxes on Distributions | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	17.77%
Five Years	15.15%
Ten Years	9.47%
Return After Taxes on Distributions | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.95%
Five Years	10.62%
Ten Years	5.66%
Return After Taxes on Distributions | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.14%
Five Years	18.09%
Ten Years	7.55%
Return After Taxes on Distributions | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.69%
Five Years	17.89%
Since Inception	6.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.62%
Five Years	12.82%
Ten Years	8.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.77%
Five Years	8.78%
Ten Years	5.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.93%
Five Years	15.16%
Ten Years	6.67%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.17%
Five Years	15.11%
Since Inception	5.83%
Russell Midcap Growth Index | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.90%
Five Years	16.94%
Ten Years	9.43%
Russell Midcap Growth Index | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.90%
Five Years	16.94%
Ten Years	9.43%
MSCI US Small Cap 1750 Index | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.09%
Five Years	16.74%
Since Inception	8.07%
MSCI US Small + Mid Cap 2200 Index | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.35%
Five Years	17.01%
Ten Years	9.31%
MSCI ACWI Index | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.16%
Five Years	9.17%
Ten Years	6.09%
Spliced Global Equity Index | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.16%
Five Years	9.17%
Ten Years	6.20%